Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2022
Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION
Net change in non-cash working capital items is as follows :

As at	March 31,
	2022	2021
	$	$
Accounts receivable and other receivables	(15,894)	(5,289)
Income taxes receivable	628	1,450
Unbilled revenues	865	(2,154)
Tax credits receivable	(5,688)	28
Prepaids	(765)	(944)
Accounts payable and accrued liabilities	17,651	5,504
Deferred revenues	2,083	1,319
	(1,120)	(86)

During the year ended March 31, 2022, non-cash investing and financing activities included the acquisition of leasehold improvements from the lessor as lease incentives in an amount of nil (2021 - $1,326,000) and additions to right-of used assets and lease liabilities in the amount of $67,000 (2021 - nil).
During the year ended March 31, 2022, $305,000 included in accounts receivable and other receivables and $849,000 included in right-of-use assets were reclassified to other assets for a total amount of $1,154,000 (2021 - nil).